Commitment and Contingencies - Schedule of Future Minimum Cash Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Operating leases, 2022		$ 3,437
Operating leases, 2023		905
Operating leases, 2024		2,038
Operating leases, 2025		2,458
Operating leases, 2026		2,477
Operating leases, Thereafter		14,736
Operating Leases, Total	$ 2,600	26,051
Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Operating leases, 2022		3,437
Operating leases, 2023		905
Operating leases, 2024		2,038
Operating leases, 2025		2,458
Operating leases, 2026		2,477
Operating leases, Thereafter		14,736
Operating Leases, Total		26,051
Purchase obligations, 2022		2,195
Purchase obligations, 2023		1,391
Purchase obligations, 2024		0
Purchase obligations, 2025		0
Purchase obligations, 2026		0
Purchase obligations, Thereafter		0
Purchase Obligation, Total		3,586
2022, Total		5,632
2023, Total		2,296
2024, Total		2,038
2025, Total		2,458
2026, Total		2,477
Thereafter, Total		14,736
Operating Leases And Purchase Obligations Due, Total		$ 29,637